Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 26,100,000	$ 3,100,000
State net operating loss carryovers	14,300,000	8,400,000
Research and development tax credit carryforwards	82,000
Valuation allowance	9,100,000	2,700,000
Valuation allowance increased	6,400,000
Paid taxes	$ 1,945	$ 800